Revenues (Schedule of significant changes in deferred revenues) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Revenues [Abstract]
Balance, beginning of the period	$ 2,371
New unsatisfied performance obligations	2,547
Reclassification to revenue as a result of satisfying performance obligations	(3,618)
Balance, end of the period	$ 1,300